Summary of Significant Accounting Policies, Research and Development and Quality Assurance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development and Quality Assurance Costs [Abstract]
Research and development costs and quality assurance costs	$ 1.3	$ 2.5	$ 2.5